Loans and Allowance for Loan Losses, Past Due (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		$ 19,180	$ 23,269
Current		4,043,016	3,850,827
Total loans		4,062,196	3,874,096
Loans that are 90 days past due and still accruing interest		$ 0	$ 0
Number of days past due		90 days	90 days
New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	$ 17,828	$ 21,550
Current	[1]	3,005,108	2,926,519
Total loans	[1]	3,022,936	2,948,069
Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,352	1,719
Current		1,037,908	924,308
Total loans		1,039,260	926,027
30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		4,802	5,158
30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	4,117	4,639
30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		685	519
60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		456	1,783
60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	456	1,369
60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	414
90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		13,922	16,328
90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	13,255	15,542
90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		667	786
Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans		199,499	196,146
Commercial [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans	[2]	181,512	180,608
Commercial [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans		17,987	15,538
Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		758	568
Current		179,180	170,985
Total loans		179,938	171,553
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	758	568
Current	[1]	161,428	155,710
Total loans	[1],[2]	162,186	156,278
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Current		17,752	15,275
Total loans		17,752	15,275
Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		141	198
Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	141	198
Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	0	0
Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		617	370
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	617	370
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		113	0
Current		19,448	24,593
Total loans		19,561	24,593
Commercial [Member] | Other [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	113	0
Current	[1]	19,213	24,330
Total loans	[1],[2]	19,326	24,330
Commercial [Member] | Other [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Current		235	263
Total loans		235	263
Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		80	0
Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	80	0
Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	0	0
Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		33	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	33	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Real Estate Mortgage - 1 to 4 Family [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans		3,851,696	3,666,248
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		16,223	18,986
Current		3,479,212	3,268,891
Total loans		3,495,435	3,287,877
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	15,064	17,441
Current	[1]	2,526,376	2,425,270
Total loans	[1]	2,541,440	2,442,711
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,159	1,545
Current		952,836	843,621
Total loans		953,995	845,166
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		3,986	3,693
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	3,444	3,276
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		542	417
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		292	1,305
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	292	898
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	407
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		11,945	13,988
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	11,328	13,267
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		617	721
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		386	514
Current		87,953	88,317
Total loans		88,339	88,831
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	323	464
Current	[1]	69,468	71,059
Total loans	[1]	69,791	71,523
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		63	50
Current		18,485	17,258
Total loans		18,548	17,308
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		246	208
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	183	158
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		63	50
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		7	94
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	7	94
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		133	212
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	133	212
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,652	3,092
Current		266,270	286,448
Total loans		267,922	289,540
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	1,522	3,002
Current	[1]	219,965	240,763
Total loans	[1]	221,487	243,765
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		130	90
Current		46,305	45,685
Total loans		46,435	45,775
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		312	1,003
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	232	963
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		80	40
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		149	348
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	149	348
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,191	1,741
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	1,141	1,691
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		50	50
Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		48	109
Current		10,953	11,593
Total loans		11,001	11,702
Installment [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	48	75
Current	[1]	8,658	9,387
Total loans	[1]	8,706	9,462
Installment [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	34
Current		2,295	2,206
Total loans		2,295	2,240
Installment [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		37	56
Installment [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	37	44
Installment [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	12
Installment [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		8	36
Installment [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	8	29
Installment [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	7
Installment [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		3	17
Installment [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	3	2
Installment [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		$ 0	$ 15

[1]	Includes New York, New Jersey, Vermont and Massachusetts.
[2]	Includes New York, New Jersey and Massachusetts.